Schedule of Investments (unaudited)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 1.1%
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 03/02/23)(a)	$350	$264,753
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/24)(a)	450	423,619
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 03/02/23)(a)	300	280,650
YPF SA
6.95%, 07/21/27(a)	600	477,112
7.00%, 12/15/47 (Call 06/15/47)(a)	350	244,563
8.50%, 07/28/25(a)	625	569,578
8.75%, 04/04/24(a)	455	435,890
YPF Sociedad Anonima
7.00%, 09/30/33 (Call 03/30/33)	375	284,063
9.00%, 02/12/26 (Call 11/12/25)	480	471,396
		3,451,624
Australia — 0.1%
Anglo American Capital PLC, 2.88%, 03/17/31 (Call 12/17/30)(a)	200	170,946

Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(a)	700	672,000

Bahrain — 0.3%
AUB Sukuk Ltd., 2.62%, 09/09/26(a)	400	365,950
BBK BSC, 5.50%, 07/09/24(a)	200	197,163
GFH Sukuk Ltd., 7.50%, 01/28/25(a)	400	399,950
		963,063
Brazil — 4.8%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/23)	150	143,231
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28 (Call 01/28/25)	200	187,600
Atento Luxco 1 SA, 8.00%, 02/10/26 (Call 02/10/24)	50	22,250
Azul Investments LLP, 7.25%, 06/15/26 (Call 06/15/24)	200	120,538
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	200	173,500
Banco Bradesco SA/Cayman Islands, 4.38%, 03/18/27(a)	200	192,600
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(a)	200	181,163
4.50%, 01/10/25 (Call 12/10/24)(a)(b)	200	192,600
Banco do Brasil SA/Cayman
3.25%, 09/30/26(a)	200	184,225
4.75%, 03/20/24	200	197,400
4.88%, 01/11/29(a)	200	188,975
6.25%, (Call 04/15/24)(a)(c)(d)	200	181,000
9.00%, (Call 06/18/24)(a)(c)(d)	400	400,000
9.25%, 10/29/49 (Call 04/15/23)	200	200,100
Banco Votorantim SA, 4.38%, 07/29/25(a)	200	192,163
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(a)	200	188,225
4.50%, 01/31/30(a)	400	350,880
5.88%, 01/31/50(a)	200	165,040
8.50%, 01/23/81 (Call 10/23/25)(a)(d)	200	204,225
BRF SA, 5.75%, 09/21/50 (Call 03/21/50)(a)	200	139,475
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	200	205,000
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(a)	200	175,000
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 03/02/23)(a)	200	200,975
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(a)	200	189,538
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(a)	200	199,800
CSN Resources SA, 5.88%, 04/08/32 (Call 04/08/27)(a)	200	181,500
Security	Par (000)	Value

Brazil (continued)
Embraer Netherlands Finance BV
5.05%, 06/15/25(b)	$200	$196,912
5.40%, 02/01/27	250	245,312
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	200	200,350
FS Luxembourg Sarl, 10.00%, 12/15/25 (Call 12/15/23)	200	201,787
Gol Finance SA, 8.00%, 06/30/26 (Call 03/02/23)(a)	200	136,850
GTL Trade Finance Inc., 7.25%, 04/16/44 (Call 10/16/43)(a)	200	231,625
Guara Norte Sarl, 5.20%, 06/15/34	182	164,472
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 03/02/23)(a)	200	157,500
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(a)	200	193,115
4.50%, 11/21/29 (Call 11/21/24)(a)(d)	200	191,000
6.50%, (Call 03/19/23)(a)(c)(d)	200	193,162
7.72%, (Call 06/12/23)(a)(c)(d)	200	194,540
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(a)	200	201,400
Light Servicos de Eletricidade SA/Light Energia SA, 4.38%, 06/18/26 (Call 06/18/24)(a)	200	113,850
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(a)	200	156,951
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)(b)	386	337,105
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)(b)	200	158,075
Minerva Luxembourg SA, 4.38%, 03/18/31 (Call 03/18/26)	200	168,540
Movida Europe SA, 5.25%, 02/08/31 (Call 02/08/26)(a)	200	145,240
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(a)	200	165,040
NBM U.S. Holdings Inc., 6.63%, 08/06/29 (Call 08/06/24)(a)	200	194,162
Nexa Resources SA
5.38%, 05/04/27 (Call 02/04/27)(a)(b)	600	580,200
6.50%, 01/18/28 (Call 10/18/27)(a)	200	197,425
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, 12/01/26 (Call 03/02/23), (7.35% PIK)(a)(e)	200	98,739
Odebrecht Offshore Drilling Finance Ltd., 7.72%, 12/01/26 (Call 03/02/23), (7.72% PIK)(a)(b)(e)	309	65,185
Oi SA, 10.00%, 07/27/25, (12.00% PIK)(e)	300	30,150
Petrobras Global Finance BV
5.09%, 01/15/30	150	141,315
5.30%, 01/27/25(b)	50	49,800
5.50%, 06/10/51 (Call 12/10/50)(b)	100	77,813
5.60%, 01/03/31 (Call 10/03/30)(b)	200	192,960
6.00%, 01/27/28	225	224,865
6.25%, 03/17/24(b)	50	50,134
6.75%, 01/27/41(b)	150	141,778
6.85%, 06/05/2115(b)	300	258,750
6.88%, 01/20/40(b)	148	142,015
6.90%, 03/19/49(b)	150	135,919
7.25%, 03/17/44	150	146,329
7.38%, 01/17/27	150	156,300
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26 (Call 06/09/24)(a)	200	192,413
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)	200	195,360
Rede D’or Finance Sarl, 4.95%, 01/17/28 (Call 10/17/27)(a)	200	184,665
Rumo Luxembourg Sarl, 5.25%, 01/10/28 (Call 01/10/24)(a)	200	192,040
Simpar Europe SA, 5.20%, 01/26/31 (Call 01/26/26)(a)	200	145,360
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	100	85,375
3.13%, 01/15/32 (Call 10/15/31)	300	238,500
3.75%, 01/15/31 (Call 10/15/30)	300	255,915
5.00%, 01/15/30 (Call 10/15/29)	200	189,250
6.00%, 01/15/29 (Call 10/15/28)	200	199,940
7.00%, 03/16/47 (Call 09/16/46)(a)	200	208,125

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(a)	$200	$196,037
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	300	267,090
6.25%, 08/10/26	150	155,858
6.88%, 11/21/36	400	437,030
6.88%, 11/10/39	250	273,776
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(a)	200	179,163
		15,189,565
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(a)	400	353,450

Canada — 0.1%
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25)(a)(d)	200	186,538

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58 (Call 03/02/23)(a)(f)	400	750

Chile — 3.8%
AES Andes SA., 7.13%, 03/26/79 (Call 07/06/24)(a)(d)	400	386,950
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(a)	400	356,575
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(a)	598	480,821
Antofagasta PLC
2.38%, 10/14/30 (Call 07/14/30)(a)	200	164,038
5.63%, 05/13/32 (Call 02/13/32)(a)	400	401,000
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(a)	400	340,400
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(a)	200	168,288
3.50%, 10/12/27(a)(b)	400	372,950
Banco Santander Chile
2.70%, 01/10/25 (Call 12/10/24)(a)(b)	300	285,900
3.18%, 10/26/31 (Call 07/28/31)(a)(b)	400	345,325
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	400	373,325
4.25%, 04/30/29 (Call 01/30/29)(a)	200	189,225
4.50%, 08/01/24 (Call 05/01/24)	200	197,600
5.15%, 01/29/50 (Call 07/29/49)(a)	400	355,750
5.50%, 04/30/49 (Call 10/30/48)(a)	200	180,225
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)(b)	600	574,425
5.15%, 02/12/25 (Call 11/12/24)(a)(b)	200	199,110
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32 (Call 10/19/31)(a)	400	341,200
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)	200	174,500
3.15%, 01/19/32 (Call 10/19/31)(a)	400	342,000
3.95%, 10/11/27 (Call 07/11/27)(a)	400	377,075
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(a)	600	482,737
4.75%, 08/01/26 (Call 05/03/26)(a)	200	195,412
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(b)	300	291,337
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	600	588,487
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(a)	400	333,950
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(a)	400	325,000
GNL Quintero SA, 4.63%, 07/31/29(a)	459	449,129
Guacolda Energia SA, 4.56%, 04/30/25 (Call 01/30/25)(a)	200	68,350
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(a)	700	594,562
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)	200	172,288
Security	Par (000)	Value

Chile (continued)
3.85%, 01/13/30 (Call 10/13/29)(a)	$200	$185,100
4.38%, 04/04/27(a)(b)	400	388,575
4.75%, 09/15/24 (Call 06/15/24)(a)	400	395,440
Latam Airlines Group SA, 13.38%, 10/15/29	400	429,500
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51 (Call 03/10/51)(a)	400	291,575
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(a)(b)	250	207,469
		12,005,593
China — 8.8%
Abu Dhabi National Energy Co. PJSC, 4.00%, 10/03/49(a)	200	174,350
Agile Group Holdings Ltd., 6.88%, (Call 03/07/23)(a)(c)(d)	200	63,725
Agricultural Bank of China Ltd./Hong Kong, 0.70%, 06/17/24(a)	200	189,188
AIA Group Ltd., 2.70%, (Call 04/07/26)(a)(c)(d)	200	180,500
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(b)	200	164,098
2.70%, 02/09/41 (Call 08/09/40)	200	137,880
3.25%, 02/09/61 (Call 08/09/60)	200	131,512
3.40%, 12/06/27 (Call 09/06/27)	300	280,920
3.60%, 11/28/24 (Call 08/28/24)	200	194,610
4.00%, 12/06/37 (Call 06/06/37)	200	173,960
4.20%, 12/06/47 (Call 06/06/47)	200	164,755
4.50%, 11/28/34 (Call 05/28/34)	200	187,346
Amipeace Ltd.
1.75%, 11/09/26(a)	200	180,116
2.50%, 12/05/24(a)	200	191,794
Baidu Inc.
2.38%, 08/23/31 (Call 05/23/31)(b)	200	164,766
3.08%, 04/07/25 (Call 03/07/25)	200	190,724
4.13%, 06/30/25	200	194,226
Bank of China Ltd.
5.00%, 11/13/24(a)(b)	400	400,120
5.08%, 04/28/25(a)(d)	200	199,786
Bank of China Ltd./Hong Kong, 3.88%, 06/30/25(a)	200	195,662
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(a)	200	181,194
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(c)(d)	400	388,000
Beijing Gas Singapore Capital Corp., 1.88%, 01/18/25(a)	200	187,606
Bluestar Finance Holdings Ltd., 3.88%, (Call 06/24/23)(a)(c)(d)	200	198,000
BOCOM International Blossom Ltd., 1.75%, 06/28/26(a)	200	180,324
CCBL Cayman 1 Corp. Ltd., 1.80%, 07/22/26(a)	200	179,225
CCCI Treasure Ltd., 3.43%, (Call 11/21/24)(a)(c)(d)	200	193,187
CDBL Funding 2, 2.00%, 03/04/26(a)	200	182,458
Central Plaza Development Ltd., 4.65%, 01/19/26 (Call 10/19/25)(a)	200	170,975
Chalco Hong Kong Investment Co. Ltd., 2.10%, 07/28/26 (Call 06/28/26)(a)	200	181,094
China Cinda 2020 I Management Ltd., 2.50%, 03/18/25 (Call 02/18/25)(a)	200	186,912
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)	400	387,075
China Cinda Finance 2017 I Ltd.
4.75%, 02/08/28(a)	200	193,787
4.75%, 02/21/29(a)	200	192,475
China Construction Bank Corp.
2.85%, 01/21/32 (Call 01/21/27)(a)(d)	200	189,016
4.25%, 02/27/29 (Call 02/27/24)(a)(d)	200	198,234
4.80%, 12/21/24(a)(d)	200	198,800
China Construction Bank Corp./Hong Kong, 1.25%, 08/04/25(a)	200	183,630

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
China Construction Bank Corp./London, 3.13%, 05/17/25(a)	$200	$192,988
China Great Wall International Holdings III Ltd., 3.88%, 08/31/27(a)	200	177,663
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25 (Call 05/17/25)(a)	200	184,044
China Overseas Finance Cayman VI Ltd., 6.45%, 06/11/34(a)	200	201,234
China Railway Xunjie Co. Ltd., 4.00%, 07/06/27(a)	200	196,314
China Resources Land Ltd., 3.75%, (Call 12/09/24)(a)(c)(d)	200	192,812
China SCE Group Holdings Ltd., 7.38%, 04/09/24 (Call 03/02/23)(a)	200	125,000
China State Construction Finance Cayman I Ltd., 3.40%, (Call 06/08/26)(a)(c)(d)	200	185,000
CICC Hong Kong Finance MTN Ltd., 5.42%, 11/22/25	200	201,225
CITIC Ltd.
2.85%, 02/25/30(a)	200	172,820
3.88%, 02/28/27(a)	200	194,170
CMB International Leasing Management Ltd., 1.88%, 08/12/25(a)	200	182,538
CMHI Finance BVI Co. Ltd., 3.50%, (Call 10/09/23)(a)(c)(d)	200	196,662
CMS International Gemstone Ltd., 1.30%, 09/16/24(a)	200	186,600
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	200	181,663
3.30%, 09/30/49 (Call 03/30/49)	200	140,508
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	400	396,084
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28(b)	200	198,990
CNOOC Petroleum North America ULC
5.88%, 03/10/35	100	103,644
6.40%, 05/15/37	275	299,062
7.50%, 07/30/39	150	180,923
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25 (Call 08/17/25)(a)	200	182,480
COSL Singapore Capital Ltd., 4.50%, 07/30/25(a)	200	196,732
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(a)	200	137,500
3.30%, 01/12/31 (Call 10/12/30)(a)	200	115,000
4.20%, 02/06/26 (Call 02/06/24)(a)	200	137,500
5.40%, 05/27/25 (Call 05/27/23)(a)	200	151,500
7.25%, 04/08/26 (Call 04/08/23)(a)	200	149,750
CSCIF Asia Ltd., 1.13%, 06/10/24(a)	200	189,412
Easy Tactic Ltd.
7.50%, 07/11/25 (Call 03/02/23), (7.50% PIK)(e)	306	105,059
7.50%, 07/11/27 (Call 03/02/23), (7.50% PIK)(e)	207	65,985
7.50%, 07/11/28 (Call 03/02/23), (7.50% PIK)(e)	156	46,688
Emirates NBD Bank PJSC, 6.13%, (Call 04/09/26)(a)(c)(d)	200	200,412
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(a)	200	180,250
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(a)	200	167,100
Fortune Star BVI Ltd., 5.95%, 10/19/25 (Call 10/19/23)(a)	200	175,663
Franshion Brilliant Ltd., 6.00%, (Call 02/08/26)(a)(c)(d)	200	183,812
Fuqing Investment management Co., 3.25%, 06/23/25(a)	200	158,000
GLP China Holdings Ltd., 2.95%, 03/29/26(a)	200	157,750
Horse Gallop Finance Ltd., 1.70%, 07/28/25(a)	200	183,100
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	200	175,000
4.75%, 04/27/27(a)	200	180,725
Huarong Finance 2019 Co. Ltd.
3.38%, 02/24/30 (Call 11/28/29)(a)	200	155,163
3.75%, 05/29/24(a)	400	381,700
4.50%, 05/29/29(a)	200	170,225
Security	Par (000)	Value

China (continued)
ICBCIL Finance Co. Ltd.
1.63%, 11/02/24(a)	$200	$188,238
2.70%, 01/27/27(a)	200	185,188
3.75%, 03/05/24(a)	200	196,850
Industrial & Commercial Bank of China Ltd., 3.20%, (Call 09/24/26)(a)(c)(d)	800	758,740
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(a)	200	179,736
2.95%, 06/01/25(a)	200	192,114
Industrial & Commercial Bank of China Ltd./New York NY,
3.54%, 11/08/27	250	242,040
Industrial & Commercial Bank of China Ltd./Singapore
1.00%, 10/28/24(a)	200	187,614
1.20%, 09/09/25(a)	200	182,788
5.65%, 04/25/24, (3 mo. LIBOR US + 0.830%)(a)(d)	200	200,298
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(d)	200	192,100
Industrial Bank Co. Ltd./Hong Kong, 0.88%, 06/10/24(a)	200	189,788
JD.com Inc., 3.88%, 04/29/26	200	192,426
Legend Fortune Ltd., 1.38%, 06/02/24(a)	200	190,294
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)	200	169,163
5.83%, 01/27/28 (Call 12/27/27)(a)	200	202,066
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(g)	350	345,800
6.75%, 06/30/30 (Call 12/30/29)(a)(g)	325	315,108
Longfor Group Holdings Ltd., 3.95%, 09/16/29(a)	200	163,250
MCC Holding Hong Kong Corp. Ltd., 2.95%, (Call 04/20/24)(a)(c)(d)	200	193,600
Meituan
2.13%, 10/28/25 (Call 09/28/25)(a)	200	181,100
3.05%, 10/28/30 (Call 07/28/30)(a)	200	161,385
Ooredoo International Finance Ltd., 2.63%, 04/08/31(a)	800	702,000
Pioneer Reward Ltd., 1.30%, 04/09/24(a)	200	191,625
Prosus NV
3.26%, 01/19/27 (Call 12/19/26)(a)	400	363,000
4.19%, 01/19/32 (Call 10/19/31)(a)	500	428,387
4.85%, 07/06/27 (Call 04/06/27)(a)	400	383,700
RKPF Overseas 2020 A Ltd., 5.13%, 07/26/26 (Call 07/26/24)(a)	200	160,500
Saudi Arabian Oil Co., 3.50%, 11/24/70 (Call 05/24/70)(a)	800	556,900
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(a)	200	172,656
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30 (Call 04/13/30)(a)	200	171,394
Shanghai Pudong Development Bank Co. Ltd./Hong Kong, 0.88%, 07/13/24(a)	200	188,856
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(a)	200	155,675
Sino-Ocean Land Treasure IV Ltd., 2.70%, 01/13/25 (Call 12/13/24)(a)	200	163,375
State Elite Global Ltd., 5.59%, 10/24/24, (3 mo. LIBOR US + 0.770%)(a)(d)	200	199,818
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)	200	182,928
2.39%, 06/03/30 (Call 03/03/30)(a)	200	168,032
2.88%, 04/22/31 (Call 01/22/31)(a)	200	171,732
3.24%, 06/03/50 (Call 12/03/49)(a)	200	137,038
3.28%, 04/11/24 (Call 03/11/24)(a)	200	196,750
3.58%, 04/11/26 (Call 02/11/26)(a)	200	191,030
3.60%, 01/19/28 (Call 10/19/27)(a)(b)	300	283,275

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
3.84%, 04/22/51 (Call 10/22/50)(a)	$200	$152,302
3.94%, 04/22/61 (Call 10/22/60)(a)	200	148,706
3.98%, 04/11/29 (Call 01/11/29)(a)	200	188,662
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	200	172,750
Turkiye Vakiflar Bankasi TAO, 5.25%, 02/05/25(a)	400	376,075
Vanke Real Estate Hong Kong Co. Ltd., 4.20%, 06/07/24(a)	200	194,100
Vigorous Champion International Ltd., 2.75%, 06/02/25(a)	200	186,304
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	200	167,000
Westwood Group Holdings Ltd., 2.80%, 01/20/26(a)	200	178,250
Xiaomi Best Time International Ltd., 3.38%, 04/29/30
(Call 01/29/30)(a)	200	167,538
		27,678,524
Colombia — 4.3%
AI Candelaria Spain SLU, 5.75%, 06/15/33 (Call 06/15/28)(a)	400	311,000
Avianca Midco 2 Ltd., 9.00%, 12/01/28 (Call 12/01/24)(a)	950	712,500
Banco Davivienda SA, 6.65%, (Call 04/22/31)(a)(c)(d)	200	157,250
Banco de Bogota SA, 6.25%, 05/12/26(a)	600	592,987
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	600	567,112
4.63%, 12/18/29 (Call 12/18/24)(d)	400	362,920
7.14%, 10/18/27(d)	400	397,000
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(a)	400	354,075
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(a)	400	345,825
Ecopetrol SA
4.13%, 01/16/25	683	659,949
4.63%, 11/02/31 (Call 08/02/31)	750	590,662
5.38%, 06/26/26 (Call 03/26/26)	885	852,410
5.88%, 05/28/45	1,200	859,350
5.88%, 11/02/51 (Call 05/02/51)(b)	450	311,063
6.88%, 04/29/30 (Call 01/29/30)	1,300	1,211,899
7.38%, 09/18/43	475	412,656
8.88%, 01/13/33 (Call 10/13/32)	1,000	1,023,800
EnfraGen Energia Sur SA, 5.38%, 12/30/30 (Call 12/30/25)	400	288,312
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(a)	200	177,413
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(a)	600	494,220
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)	400	388,450
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(b)	600	507,900
6.25%, 03/25/29 (Call 03/25/24)(a)	360	331,200
Oleoducto Central SA, 4.00%, 07/14/27 (Call 04/14/27)(a)	200	176,913
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(a)	400	331,660
Sierracol Energy Andina Co., 6.00%, 06/15/28 (Call 06/15/24)(a)	400	329,950
SURA Asset Management SA, 4.88%, 04/17/24(a)	300	296,494
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(a)(b)	400	377,825
		13,422,795
Egypt — 0.2%
Banco do Brasil SA/Cayman, 4.63%, 01/15/25	200	195,500
YPF SA, 9.00%, 06/30/29 (Call 12/30/28)	450	388,209
		583,709
Ghana — 0.5%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 03/02/23)(a)	400	359,946
Security	Par (000)	Value

Ghana (continued)
Tullow Oil PLC
7.00%, 03/01/25 (Call 03/02/23)(a)	$600	$426,000
10.25%, 05/15/26 (Call 05/15/23)(a)	978	838,635
		1,624,581
Guatemala — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv
Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(a)	800	763,232
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(a)	600	523,500
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(a)	400	381,075
		1,667,807
Hong Kong — 4.9%
Adani Green Energy Ltd., 4.38%, 09/08/24(a)	200	152,000
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(a)	200	192,975
3.20%, 09/16/40 (Call 03/16/40)(a)(b)	400	304,836
3.38%, 04/07/30 (Call 01/07/30)(a)(b)	200	183,548
3.60%, 04/09/29 (Call 01/09/29)(a)	200	186,975
4.50%, 03/16/46 (Call 09/16/45)(a)	200	179,866
5.63%, 10/25/27 (Call 09/25/27)(a)	200	207,388
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(c)(d)	600	601,500
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31 (Call 07/08/26)(a)(d)	250	227,990
Bank of East Asia Ltd. (The)
5.83%, (Call 10/21/25)(a)(c)(d)	250	237,500
5.88%, (Call 09/19/24)(a)(c)(d)	250	242,703
Bocom Leasing Management Hong Kong Co. Ltd., 5.81%, 12/10/24, (3 mo. LIBOR US + 1.075%)(a)(d)	200	199,000
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26)(a)(c)(d)	200	176,600
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(a)	200	189,600
Celestial Miles Ltd., 5.75%, (Call 01/31/24)(a)(c)(d)	200	196,162
China CITIC Bank International Ltd.
4.63%, 02/28/29 (Call 02/28/24)(a)(d)	250	247,625
7.10%, (Call 11/06/23)(a)(c)(d)	200	202,000
CLP Power HK Finance Ltd., 3.55%, (Call 11/06/24)(a)(c)(d)	200	191,412
CNCBINV 1 BVI Ltd., 1.75%, 11/17/24(a)	200	186,537
FWD Group Ltd.
6.38%, (Call 09/13/24)(a)(c)(d)	200	185,725
8.05%, (Call 06/15/23)(a)(c)(d)	200	190,912
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(a)	555	479,226
Henderson Land MTN Ltd., 2.38%, 05/27/25(a)	200	186,413
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(a)	200	185,913
HKT Capital No. 6 Ltd., 3.00%, 01/18/32 (Call 10/18/31)(a)	200	169,146
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(a)	200	162,225
2.88%, 05/03/26(a)	200	187,975
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
2.25%, 07/15/31 (Call 04/15/31)(a)	200	164,010
2.88%, 05/27/30 (Call 02/27/30)(a)	200	175,350
HPHT Finance 19 Ltd., 2.88%, 11/05/24(a)	200	191,850
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(a)	200	182,176
Hysan MTN Ltd., 2.82%, 09/04/29(a)	200	177,725
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(a)	200	186,225
Inventive Global Investments Ltd., 1.65%, 09/03/25(a)	200	182,608
JMH Co. Ltd., 2.50%, 04/09/31 (Call 01/09/31)(a)	200	168,272
Joy Treasure Assets Holdings Inc., 3.50%, 09/24/29 (Call 06/24/29)(a)	200	173,398
Li & Fung Ltd., 5.25%, (Call 05/03/23)(a)(c)	200	123,250

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hong Kong (continued)
Link Finance Cayman 2009 Ltd. (The), 2.75%, 01/19/32(a)	$200	$170,796
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 03/02/23)(a)(b)	400	376,000
5.25%, 04/26/26 (Call 03/02/23)(a)	400	372,000
5.38%, 12/04/29 (Call 12/04/24)(a)	800	686,000
5.63%, 07/17/27 (Call 03/02/23)(a)(b)	600	544,237
5.75%, 07/21/28 (Call 07/21/23)(a)	400	358,000
MTR Corp. Ltd., 1.63%, 08/19/30(a)	400	327,200
Nan Fung Treasury III Ltd., 5.00%, (Call 09/10/23)(a)(c)	200	165,788
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24)(a)(d)	250	239,109
NWD Finance BVI Ltd.
4.13%, (Call 03/10/28)(a)(c)(d)	200	159,850
4.80%, (Call 09/09/23)(a)(c)	200	144,000
5.25%, (Call 03/22/26)(a)(c)(d)	200	187,000
6.15%, (Call 03/16/25)(a)(c)(d)	200	194,500
6.25%, (Call 03/07/24)(a)(c)	200	169,500
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	171,622
PCPD Capital Ltd., 5.13%, 06/18/26 (Call 06/18/24)(a)	200	170,163
Phoenix Lead Ltd., 4.85%, (Call 08/23/23)(a)(c)	200	177,725
Prudential PLC
2.95%, 11/03/33 (Call 08/03/28)(a)(d)	200	174,000
3.13%, 04/14/30	200	180,312
4.88%, (Call 04/20/23)(a)(c)	200	174,038
Sands China Ltd., 5.63%, 08/08/25 (Call 06/08/25)	1,200	1,183,500
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	100	75,155
SingTel Group Treasury Pte Ltd., 1.88%, 06/10/30 (Call 03/10/30)(a)	300	248,869
Sun Hung Kai Properties Capital Market Ltd.
2.88%, 01/21/30(a)	200	176,800
3.75%, 02/25/29(a)	200	187,537
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30 (Call 10/30/29)(a)	200	175,538
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(a)	200	192,850
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(a)	200	187,600
		15,348,305
India — 4.4%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(a)	200	194,500
5.95%, 07/31/24(a)	400	397,000
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)	400	298,000
Adani Green Energy UP Ltd./Prayatna Developers Pvt
Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(a)	200	184,000
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)	200	142,250
3.38%, 07/24/24	200	179,625
4.20%, 08/04/27 (Call 02/04/27)(a)	400	325,000
4.38%, 07/03/29(a)	200	158,000
Adani Transmission Ltd., 4.00%, 08/03/26(a)	200	164,000
Axis Bank Ltd., 4.10%, (Call 09/08/26)(a)(c)(d)	200	176,500
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(a)	200	193,037
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(a)	200	199,938
Bharti Airtel Ltd.
3.25%, 06/03/31 (Call 03/05/31)(a)	200	171,762
4.38%, 06/10/25(a)	200	195,162
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(a)	200	190,412
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(a)	400	368,000
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(a)	194	173,183
Delhi International Airport Ltd., 6.13%, 10/31/26(a)	400	386,700
Security	Par (000)	Value

India (continued)
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(a)	$382	$339,502
Greenko Power II Ltd., 4.30%, 12/13/28 (Call 12/14/24)(a)	191	164,738
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25	200	190,000
5.95%, 07/29/26 (Call 07/29/23)(a)	200	186,000
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25 (Call 04/06/24)(a)	200	188,288
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(a)	200	177,850
HDFC Bank Ltd., 3.70%, (Call 08/25/26)(a)(c)(d)	400	349,000
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(a)	200	189,537
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(a)	450	431,803
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(a)	200	167,402
3.25%, 02/13/30(a)	200	175,475
3.57%, 01/21/32(a)	200	175,012
3.73%, 03/29/24(a)	200	196,100
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/18/26)(a)	177	150,450
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(a)	200	176,000
5.05%, 04/05/32 (Call 10/05/31)(a)	200	167,913
Network i2i Ltd.
3.98%, (Call 06/03/26)	200	180,413
5.65%, (Call 01/15/25)(a)(c)(d)	400	384,825
NTPC Ltd., 4.25%, 02/26/26(a)	200	193,600
Oil India Ltd.
5.13%, 02/04/29(a)	400	390,700
5.38%, 04/17/24(a)	200	199,350
ONGC Videsh Ltd., 4.63%, 07/15/24(a)	200	196,912
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(a)	200	188,163
Periama Holdings LLC/DE, 5.95%, 04/19/26(a)	200	191,975
Power Finance Corp. Ltd.
3.35%, 05/16/31(a)	200	166,338
3.95%, 04/23/30(a)	200	176,038
4.50%, 06/18/29(a)	400	372,075
REC Ltd.
2.25%, 09/01/26(a)	200	177,163
3.38%, 07/25/24(a)	200	193,287
Reliance Industries Ltd.
2.88%, 01/12/32(a)	600	497,808
3.63%, 01/12/52(a)	400	284,212
3.67%, 11/30/27(a)	250	235,140
3.75%, 01/12/62(a)	400	280,575
4.13%, 01/28/25(a)	250	244,109
6.25%, 10/19/40(a)	250	263,094
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9
Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(a)	200	170,500
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24	200	192,000
State Bank of India/London
1.80%, 07/13/26(a)	200	178,760
4.88%, 04/17/24(a)	200	199,102
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(a)	400	313,000
9.25%, 04/23/26 (Call 04/23/23)(a)(b)	200	151,500
Vedanta Resources Ltd., 6.13%, 08/09/24 (Call 08/09/23)(a)	200	151,250
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(a)	200	177,475
		13,871,503
Indonesia — 3.0%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 03/02/23)(a)	500	479,469

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
Bank Mandiri Persero Tbk PT
3.75%, 04/11/24(a)	$200	$196,413
4.75%, 05/13/25(a)	600	594,862
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(a)	200	187,522
4.30%, (Call 03/24/27)(a)(c)(d)	400	343,044
Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/24(a)	300	295,533
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 03/02/23)(a)(b)	400	378,075
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(a)	500	485,055
5.32%, 04/14/32 (Call 01/01/32)(a)	1,000	947,610
6.20%, 04/14/52 (Call 10/14/51)	500	461,250
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/23)(a)	250	248,750
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31 (Call 12/09/30)(a)	800	676,088
3.54%, 04/27/32 (Call 10/27/31)(a)	400	335,044
4.75%, 06/09/51 (Call 12/09/50)(a)	400	310,044
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	341	310,565
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(a)	400	380,000
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(a)	400	397,400
Minejesa Capital BV
4.63%, 08/10/30(a)	800	739,200
5.63%, 08/10/37(a)	600	519,300
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(a)	700	695,100
Star Energy Geothermal Darajat II/Star Energy Geothermal
Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)	400	347,575
		9,327,899
Israel — 3.0%
Bank Hapoalim BM, 3.26%, 01/21/32 (Call 10/21/26)(a)(d)(g)	600	527,250
Bank Leumi Le-Israel BM
3.28%, 01/29/31 (Call 01/29/26)(a)(d)(g)	400	364,125
5.13%, 07/27/27 (Call 06/27/27)(a)(g)	200	199,550
7.13%, 07/18/33 (Call 04/18/28)(a)(d)(g)	200	205,500
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Call 09/30/30)(a)(g)	350	313,863
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)(g)	400	404,000
Israel Discount Bank Ltd., 5.38%, 01/26/28	200	199,000
Israel Electric Corp. Ltd.
3.75%, 02/22/32(a)(g)	200	177,600
4.25%, 08/14/28(a)(g)	600	572,737
Series 6, 5.00%, 11/12/24(a)(g)	700	696,500
Mizrahi Tefahot Bank Ltd., 3.08%, 04/07/31 (Call 04/07/26)(a)(d)(g)	400	358,000
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(b)	500	463,375
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	1,750	1,562,558
4.10%, 10/01/46	1,050	720,431
4.75%, 05/09/27 (Call 02/09/27)(b)	400	369,250
5.13%, 05/09/29 (Call 02/09/29)(b)	350	323,680
6.00%, 04/15/24 (Call 01/15/24)	600	594,375
6.75%, 03/01/28 (Call 12/01/27)	700	702,359
7.13%, 01/31/25 (Call 10/31/24)	600	605,505
		9,359,658
Jamaica — 0.2%
Digicel International Finance Ltd./Digicel international
Holdings Ltd., 8.75%, 05/25/24 (Call 02/15/23)(a)	800	687,494
Security	Par (000)	Value

Jordan — 0.1%
Hikma Finance USA LLC, 3.25%, 07/09/25(a)	$400	$376,024

Kazakhstan — 1.5%
Energean Israel Finance Ltd., 5.38%, 03/30/28 (Call 09/30/27)(a)(g)	150	137,550
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(a)	600	455,628
4.75%, 04/19/27(a)	600	556,875
5.38%, 04/24/30(a)	800	738,000
5.75%, 04/19/47(a)	800	638,914
6.38%, 10/24/48(a)	900	769,500
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)	400	358,000
3.25%, 08/15/30 (Call 02/15/30)(a)	600	452,250
4.00%, 08/15/26(a)	500	442,594
		4,549,311
Kuwait — 1.9%
Boubyan Sukuk Ltd.
2.59%, 02/18/25(a)	400	380,450
3.39%, 03/29/27(a)	400	378,700
Burgan Bank SAK
2.75%, 12/15/31 (Call 09/15/26)(a)(d)	400	315,450
5.75%, (Call 07/09/24)(a)(c)(d)	200	184,412
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(a)	400	355,450
4.25%, 11/03/26(a)	800	780,880
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	200	175,163
4.50%, 02/23/27(a)	400	339,950
Leviathan Bond Ltd., 6.50%, 06/30/27 (Call 12/30/26)(a)(g)	300	295,125
MEGlobal Canada ULC
5.00%, 05/18/25(a)	600	596,700
5.88%, 05/18/30(a)	400	414,325
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26),
(1 day SOFR + 1.050%)(a)(d)	800	711,000
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(a)(c)(d)	400	375,325
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(a)(c)(d)	400	355,000
Warba Sukuk Ltd., 2.98%, 09/24/24(a)	400	386,075
		6,044,005
Luxembourg — 0.4%
Altice Financing SA
5.00%, 01/15/28 (Call 03/02/23)(a)	600	510,174
5.75%, 08/15/29 (Call 08/15/24)	1,000	837,600
		1,347,774
Macau — 2.9%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 01/27/24)(a)	400	361,000
4.85%, 01/27/28 (Call 01/27/25)(a)	300	260,025
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)	400	360,500
5.25%, 06/18/25 (Call 06/18/23)(a)	200	189,787
5.38%, 05/15/24 (Call 05/15/23)(a)	500	485,000
5.88%, 05/15/26 (Call 02/10/23)(a)	500	472,594
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)	400	349,500
3.35%, 03/08/29 (Call 01/08/29)	400	339,500
3.75%, 08/08/31 (Call 05/08/31)	300	247,500
4.30%, 01/08/26 (Call 12/08/25)(b)	600	565,860
4.88%, 06/18/30 (Call 03/18/30)	400	362,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Macau (continued)
5.90%, 08/08/28 (Call 05/08/28)(b)	$1,200	$1,170,000
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	700	563,059
6.00%, 07/15/25 (Call 07/07/23)(a)	200	185,500
6.50%, 01/15/28 (Call 07/07/23)(a)	400	355,000
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 03/02/23)(a)	400	384,000
5.13%, 12/15/29 (Call 12/15/24)(a)	600	497,250
5.50%, 01/15/26 (Call 03/02/23)(a)	600	561,000
5.50%, 10/01/27 (Call 10/01/23)(a)	600	537,000
5.63%, 08/26/28 (Call 08/26/23)(a)	800	708,000
		8,954,075
Malaysia — 1.7%
Axiata SPV2 Bhd
2.16%, 08/19/30 (Call 05/19/30)(a)	400	333,700
4.36%, 03/24/26(a)	200	195,600
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(a)	600	428,202
CIMB Bank Bhd
2.13%, 07/20/27(a)	200	178,725
5.59%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(d)	600	598,425
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(a)	600	483,840
Gohl Capital Ltd., 4.25%, 01/24/27(a)	900	826,875
Malayan Banking Bhd, 5.44%, 08/16/24,
(3 mo. LIBOR US + 0.800%)(a)(d)	600	599,362
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27 (Call 03/06/27)(a)	400	371,700
RBH Bank, 1.66%, 06/29/26(a)	400	357,592
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(a)	400	371,450
4.85%, 11/01/28(a)	500	493,844
		5,239,315
Mexico — 4.7%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(a)(b)	200	203,437
Alpek SAB de CV, 4.25%, 09/18/29 (Call 06/18/29)(a)	200	183,400
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(a)(b)	200	201,725
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	200	175,000
3.63%, 04/22/29 (Call 01/22/29)	200	186,020
4.38%, 07/16/42	200	181,600
4.38%, 04/22/49 (Call 10/22/48)(b)	400	359,084
4.70%, 07/21/32 (Call 04/21/32)	200	196,470
5.38%, 04/04/32 (Call 01/04/32)(a)	200	185,750
6.13%, 03/30/40	500	544,490
6.38%, 03/01/35	250	277,469
Banco Inbursa SA Institucion De Banca Multiple Grupo
Financiero Inbursa
4.13%, 06/06/24(a)	300	295,369
4.38%, 04/11/27 (Call 01/11/27)(a)	150	143,606
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (Call 01/24/27)(a)(c)(d)	200	184,413
6.63%, (Call 01/24/32)(a)(c)(d)	200	176,288
6.75%, (Call 09/27/24)(a)(b)(c)(d)	200	195,475
8.38%, (Call 10/14/30)(a)(c)(d)	200	204,850
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santand
5.38%, 04/17/25(a)	500	499,375
5.95%, 10/01/28 (Call 10/01/23)	200	199,475
Security	Par (000)	Value

Mexico (continued)
BBVA Bancomer SA/Texas
1.88%, 09/18/25(a)	$200	$183,850
4.38%, 04/10/24(a)(b)	200	197,350
5.13%, 01/18/33 (Call 01/17/28)(a)(d)	200	189,100
5.88%, 09/13/34 (Call 09/13/29)(a)(d)	200	191,975
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(a)	200	158,163
Braskem Idesa SAPI
6.99%, 02/20/32 (Call 02/20/27)(a)	200	147,120
7.45%, 11/15/29 (Call 11/15/24)(a)	200	164,175
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(a)	200	168,250
5.20%, 09/17/30 (Call 09/17/25)(a)	200	186,787
5.45%, 11/19/29 (Call 11/19/24)(a)	200	192,215
7.38%, 06/05/27 (Call 06/05/23)(a)	200	205,350
Cemex SAB De CV, 5.13%, (Call 06/08/26)(a)(c)(d)	200	183,500
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(a)	200	188,162
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	300	237,124
2.75%, 01/22/30 (Call 10/22/29)	200	178,298
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)(b)	171	168,326
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)	185	160,224
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	600	451,566
4.38%, 05/10/43	150	128,700
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(a)(b)	200	162,288
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (Call 03/17/24)(a)	200	179,625
Grupo Bimbo SAB de CV
3.88%, 06/27/24	200	196,100
4.00%, 09/06/49 (Call 03/06/49)	200	161,600
4.70%, 11/10/47 (Call 05/10/47)(a)(b)	200	179,163
4.88%, 06/27/44(a)	200	182,163
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)(b)	200	181,850
5.25%, 05/24/49 (Call 11/24/48)	200	186,537
6.13%, 01/31/46 (Call 06/30/45)(b)	200	208,475
6.63%, 01/15/40	200	214,300
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(a)	200	185,912
4.75%, 08/06/50 (Call 02/06/50)(a)	200	171,475
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(a)	200	156,538
4.88%, 01/14/48(a)	200	158,288
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31 (Call 04/01/31)(a)	200	168,000
Mexico Remittances Funding Fiduciary Estate Management Sarl, 4.88%, 01/15/28	200	183,850
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)	200	159,504
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(a)	200	160,650
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(a)	200	177,125
2.88%, 05/11/31 (Call 02/11/31)(a)	200	160,800
4.00%, 10/04/27 (Call 07/04/27)(a)	200	186,400
5.50%, 01/15/48 (Call 07/15/47)(a)	200	174,725
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)	400	385,825
Southern Copper Corp.
3.88%, 04/23/25	150	145,031

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
5.25%, 11/08/42	$300	$294,352
5.88%, 04/23/45(b)	420	444,528
6.75%, 04/16/40	300	341,962
7.50%, 07/27/35	200	237,037
Total Play Telecomunicaciones SA de CV, 6.38%, 09/20/28 (Call 09/30/25)(a)	200	168,153
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/28/29)(a)	200	183,385
5.25%, 01/30/26 (Call 10/30/25)(a)	200	194,625
6.39%, 01/15/50 (Call 07/28/49)(a)	200	173,815
6.95%, 01/30/44 (Call 07/30/43)(a)	200	183,600
		14,921,212
Moldova — 0.1%
Aragvi Finance International SR, 8.45%, 04/29/26 (Call 04/29/24)(a)	400	288,075

Morocco — 0.6%
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(a)	300	252,750
4.50%, 10/22/25(a)	400	387,700
5.13%, 06/23/51 (Call 12/23/50)(a)	600	465,000
5.63%, 04/25/24(a)	525	521,325
6.88%, 04/25/44(a)	400	385,000
		2,011,775
Nigeria — 0.6%
Access Bank PLC
6.13%, 09/21/26(a)	200	176,000
9.13%, (Call 10/07/26)(a)(c)(d)	400	329,950
IHS Holding Ltd.
5.63%, 11/29/26 (Call 11/29/23)(a)	200	167,670
6.25%, 11/29/28 (Call 11/29/24)(a)	400	327,426
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 03/02/23)(a)	600	538,988
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/23)(a)	400	347,200
		1,887,234
Oman — 0.2%
Bank Muscat SAOG, 4.75%, 03/17/26(a)	400	386,825
Oztel Holdings SPC Ltd., 6.63%, 04/24/28	350	362,753
		749,578
Panama — 0.7%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(a)	800	712,150
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)(b)	400	382,325
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 02/10/23)(a)(b)	800	761,024
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	400	352,250
		2,207,749
Paraguay — 0.2%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(b)(f)	411	294,106
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 04/15/23)(a)	400	372,575
		666,681
Peru — 1.8%
Banco de Credito del Peru, 2.70%, 01/11/25 (Call 12/11/24)(a)(b)	500	477,250
Banco de Credito del Peru SA
3.13%, 07/01/30 (Call 07/01/25)(a)(d)	550	505,293
3.25%, 09/30/31 (Call 09/30/26)(a)(d)	300	266,040
Security	Par (000)	Value

Peru (continued)
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26 (Call 07/23/23)(a)	$400	$350,000
Consorcio Transmantaro SA
4.70%, 04/16/34(a)	400	371,550
5.20%, 04/11/38 (Call 01/11/38)(a)(b)	200	184,450
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(a)	200	187,975
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(a)(b)	350	335,354
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(a)	400	344,250
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(a)	400	373,825
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/36(a)	365	327,178
5.88%, 07/05/34(a)	373	363,469
Minsur SA, 4.50%, 10/28/31(a)	400	355,500
Peru LNG Srl, 5.38%, 03/22/30(a)(b)	600	492,750
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)	600	573,113
		5,507,997
Philippines — 1.3%
BDO Unibank Inc., 2.13%, 01/13/26(a)	400	363,500
Globe Telecom Inc., 4.20%, (Call 08/02/26)(a)(c)(d)	400	367,450
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	364,825
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(a)	200	175,500
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(a)	400	366,200
Petron Corp., 5.95%, (Call 04/19/26)(a)(c)(d)	400	346,700
Philippine National Bank, 3.28%, 09/27/24(a)	400	379,825
San Miguel Crop., 5.50%, (Call 07/29/25)(a)(c)(d)	400	368,500
SMC Global Power Holdings Corp.
5.45%, (Call 12/09/26)(a)(c)(d)	400	307,075
5.70%, (Call 01/21/26)(a)(c)(d)	400	328,325
6.50%, (Call 04/25/24)(a)(c)(d)	500	460,250
7.00%, (Call 10/21/25)(a)(c)(d)	400	362,325
		4,190,475
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(a)	500	413,945

Qatar — 3.4%
ABQ Finance Co., 2.00%, 07/06/26(a)	200	180,163
ABQ Finance Ltd.
1.88%, 09/08/25(a)	400	367,450
3.13%, 09/24/24(a)	400	385,575
CBQ Finance Ltd., 2.00%, 09/15/25(a)	400	369,950
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(a)(c)(d)	400	369,200
Doha Finance Ltd., 2.38%, 03/31/26(a)	500	457,906
MAR Sukuk Ltd.
2.21%, 09/02/25(a)	400	372,000
3.03%, 11/13/24(a)	400	384,575
Nakilat Inc., 6.07%, 12/31/33(a)	580	608,588
Ooredoo International Finance Ltd.
3.75%, 06/22/26(a)	400	389,575
3.88%, 01/31/28(a)	200	195,413
4.50%, 01/31/43(a)	200	193,288
5.00%, 10/19/25(a)	600	603,300
QIB Sukuk Ltd.
1.95%, 10/27/25(a)	500	460,875
3.98%, 03/26/24(a)	600	593,737
5.88%, 02/07/25, (3 mo. LIBOR US + 1.350%)(a)(d)	600	599,925
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(a)	200	197,288
QNB Finance Ltd.
1.38%, 01/26/26(a)	650	584,309

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Qatar (continued)
1.63%, 09/22/25(a)	$400	$367,575
2.63%, 05/12/25(a)	600	569,925
2.75%, 02/12/27(a)	700	651,787
3.50%, 03/28/24(a)	600	587,737
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27(a)	488	494,473
6.33%, 09/30/27(a)	422	431,171
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29 (Call 05/28/29)(a)	400	349,450
		10,765,235
Saudi Arabia — 4.2%
Almarai Sukuk Ltd., 4.31%, 03/05/24(a)	200	197,600
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25)(a)(d)	200	189,100
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	200	189,600
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(a)	300	293,025
BSF Finance, 5.50%, 11/23/27(a)	200	204,750
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(a)	200	197,225
EIG Pearl Holdings Sarl
3.55%, 08/31/36(a)	400	346,000
4.39%, 11/30/46(a)	500	395,094
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25)(a)(d)	600	573,487
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27)(a)(c)(d)	200	183,538
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(a)	200	189,250
1.60%, 06/17/26 (Call 05/17/26)(a)	700	642,131
2.69%, 06/17/31 (Call 03/17/31)(a)	1,100	973,500
SABIC Capital I BV
2.15%, 09/14/30 (Call 06/14/30)(a)	200	169,288
3.00%, 09/14/50 (Call 03/14/50)(a)	200	148,538
SABIC Capital II BV, 4.50%, 10/10/28(a)	400	396,075
Samba Funding Ltd.
2.75%, 10/02/24(a)	400	383,200
2.90%, 01/29/27(a)	200	188,162
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(a)	400	368,120
2.25%, 11/24/30 (Call 08/24/30)(a)	800	677,260
3.25%, 11/24/50 (Call 05/24/50)(a)	900	649,687
3.50%, 04/16/29(a)	1,100	1,030,425
4.25%, 04/16/39(a)	1,000	917,025
4.38%, 04/16/49	1,000	883,000
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)	400	399,700
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(a)	600	593,550
5.50%, 04/08/44(a)	400	421,950
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(a)	400	409,200
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(a)	200	186,475
2.41%, 09/17/30(a)	200	176,100
Saudi Telecom Co., 3.89%, 05/13/29(a)	400	388,325
SNB Sukuk Ltd., 2.34%, 01/19/27(a)	200	184,850
		13,145,230
Singapore — 4.1%
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(a)	300	271,977
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	400	340,575
3.00%, 09/11/29 (Call 06/11/29)(a)	300	265,764
3.25%, 04/29/25 (Call 03/29/25)(a)(b)	400	381,136
3.50%, 10/10/24 (Call 09/10/24)(a)	400	387,325
3.50%, 09/18/27 (Call 06/18/27)(a)	400	374,575
Security	Par (000)	Value

Singapore (continued)
3.88%, 04/27/26 (Call 01/27/26)(a)(b)	$300	$288,399
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(a)	600	573,204
DBS Group Holdings Ltd.
1.17%, 11/22/24(a)	400	375,325
1.19%, 03/15/27(a)	400	350,488
3.30%, (Call 02/27/25)(a)(c)(d)	400	378,000
4.52%, 12/11/28 (Call 12/11/23)(a)(d)	400	396,624
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	400	385,325
4.75%, 06/15/25 (Call 03/15/25)	284	279,829
4.88%, 06/15/29 (Call 03/15/29)	399	391,748
4.88%, 05/12/30 (Call 02/12/30)	315	307,070
GLP Pte Ltd.
3.88%, 06/04/25(a)	600	527,362
4.50%, (Call 05/17/26)(a)(c)(d)	400	270,500
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(d)	400	364,228
4.25%, 06/19/24(a)(b)	600	593,922
4.60%, 06/15/32 (Call 06/15/27)(a)(d)	400	391,460
Singapore Airlines Ltd.
3.00%, 07/20/26 (Call 06/20/26)(a)	200	185,452
3.38%, 01/19/29 (Call 11/19/28)(a)	400	361,244
Singapore Telecommunications Ltd., 7.38%, 12/01/31	332	396,325
SingTel Group Treasury Pte Ltd.
2.38%, 10/03/26(a)	200	184,788
3.25%, 06/30/25(a)	300	289,369
3.88%, 08/28/28 (Call 05/28/28)(a)	200	193,287
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(a)	200	185,788
Ste Transcore Holdings Inc., 3.38%, 05/05/27 (Call 02/05/27)(a)	600	575,175
United Overseas Bank Ltd, 3.06%, 04/07/25(a)	400	386,584
United Overseas Bank Ltd.
1.25%, 04/14/26(a)	400	360,488
1.75%, 03/16/31 (Call 03/16/26)(a)(d)	200	178,642
2.00%, 10/14/31 (Call 10/14/26)(a)(d)	400	353,572
3.75%, 04/15/29 (Call 04/15/24)(a)(d)	200	195,412
3.86%, 10/07/32 (Call 10/07/27)(a)(d)	600	566,586
3.88%, (Call 10/19/23)(a)(c)(d)	400	392,500
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(a)	200	185,225
		12,885,273
South Africa — 1.7%
Absa Group Ltd., 6.38%, (Call 05/27/26)(a)(c)(d)	200	189,100
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)(b)	400	358,400
3.75%, 10/01/30 (Call 07/01/30)	500	442,500
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(a)	400	366,075
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(d)	400	395,450
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 05/15/24 (Call 04/15/24)(a)	400	397,450
6.13%, 05/15/29 (Call 02/15/29)(a)	200	205,100
Liquid Telecommunications Financing Plc, 5.50%, 09/04/26 (Call 03/04/23)(a)	400	302,700
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(a)	200	202,537
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 09/18/25)(b)	200	184,020
5.50%, 03/18/31 (Call 03/18/30)	500	434,950
5.88%, 03/27/24 (Call 02/27/24)	900	887,355
6.50%, 09/27/28 (Call 06/27/28)(b)	400	384,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa (continued)
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(a)	$400	$370,000
4.50%, 11/16/29 (Call 11/16/25)(a)	200	171,000
		5,290,637
South Korea — 3.8%
Hana Bank
1.25%, 12/16/26(a)	400	347,450
3.25%, 03/30/27(a)	200	187,975
Hanwha Life Insurance Co. Ltd.
3.38%, 02/04/32 (Call 02/04/27)(a)(d)	400	351,825
4.70%, (Call 04/23/23)(a)(c)(d)	400	393,000
Hyundai Capital Services Inc., 1.25%, 02/08/26(a)	200	176,225
Kookmin Bank
1.38%, 05/06/26(a)	200	178,544
1.75%, 05/04/25(a)	400	371,516
2.50%, 11/04/30(a)(b)	200	162,990
4.35%, (Call 07/02/24)(a)(c)(d)	200	192,975
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(a)	200	185,475
3.60%, 05/06/25	200	193,037
Korea Electric Power Corp.
1.13%, 06/15/25(a)	200	182,350
2.50%, 06/24/24(a)	200	193,287
Korea Gas Corp.
3.50%, 07/21/25(a)(b)	400	385,548
3.50%, 07/02/26(a)	200	190,760
6.25%, 01/20/42(a)(b)	600	699,972
KT Corp., 4.00%, 08/08/25(a)	200	194,838
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52 (Call 06/15/27)(a)(d)	200	193,287
LG Chem Ltd.
1.38%, 07/07/26(a)	200	176,312
2.38%, 07/07/31(a)	200	162,100
3.25%, 10/15/24(a)	200	193,316
3.63%, 04/15/29(a)	200	186,038
NAVER Corp., 1.50%, 03/29/26(a)	400	356,200
NongHyup Bank, 1.25%, 07/20/25(a)	200	181,840
POSCO
2.75%, 07/15/24(a)	200	192,537
4.38%, 08/04/25(a)	400	391,820
5.63%, 01/17/26	200	202,370
5.75%, 01/17/28(g)	200	205,840
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(a)	200	176,008
3.88%, 03/24/26(a)	200	188,788
4.38%, 04/13/32(a)(b)	200	183,725
6.50%, 04/24/25, (3 mo. LIBOR US + 1.700%)(a)(d)	200	203,287
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(a)	400	359,512
2.88%, (Call 05/12/26)(a)(c)(d)	200	179,000
3.34%, 02/05/30 (Call 02/05/25)(a)(b)(d)	200	188,663
5.88%, (Call 08/13/23)(a)(c)(d)	200	198,000
SK Battery America Inc., 2.13%, 01/26/26(a)	400	347,600
SK Hynix Inc.
1.50%, 01/19/26(a)	600	526,764
2.38%, 01/19/31(a)	400	301,325
3.00%, 09/17/24(a)	200	190,788
6.25%, 01/17/26(g)	200	201,810
6.38%, 01/17/28(g)	400	405,710
6.50%, 01/17/33(g)	200	202,082
Security	Par (000)	Value

South Korea (continued)
Woori Bank
0.75%, 02/01/26(a)	$400	$352,916
2.00%, 01/20/27(a)	200	179,475
4.25%, (Call 10/04/24)(a)(c)(d)	200	191,350
4.75%, 04/30/24(a)	400	395,200
		12,001,430
Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA
5.86%, 09/14/26 (Call 09/14/25)(d)	200	200,986
6.14%, 09/14/28 (Call 09/14/27)(d)	200	205,919
		406,905
Supranational — 0.5%
Africa Finance Corp., 2.88%, 04/28/28(a)	600	510,000
African Export-Import Bank (The), 2.63%, 05/17/26 (Call 04/17/26)(a)	400	360,500
Eastern & Southern African Trade & Development Bank (The)
4.13%, 06/30/28(a)	400	334,472
4.88%, 05/23/24(a)	400	389,000
		1,593,972
Switzerland — 0.1%
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(a)	400	255,100

Taiwan — 3.3%
Competition Team Technologies Ltd., 3.75%, 03/12/24(a)	200	196,350
Formosa Group Cayman Ltd., 3.38%, 04/22/25(a)	800	763,650
Foxconn Far East Ltd.
1.63%, 10/28/25(a)	600	541,356
2.50%, 10/28/30(a)	400	336,000
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)(b)	1,000	895,830
2.50%, 10/25/31 (Call 07/25/31)	800	678,880
3.13%, 10/25/41 (Call 04/25/41)	600	481,686
3.25%, 10/25/51 (Call 04/25/51)(b)	600	467,748
3.88%, 04/22/27 (Call 03/22/27)	600	585,792
4.13%, 04/22/29 (Call 02/22/29)	200	195,346
4.25%, 04/22/32 (Call 01/22/32)	600	588,816
4.50%, 04/22/52 (Call 10/22/51)(b)	700	687,750
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)	600	539,754
1.00%, 09/28/27 (Call 07/28/27)(a)	600	510,828
1.25%, 04/23/26 (Call 03/23/26)(a)	800	715,960
1.38%, 09/28/30 (Call 06/28/30)(a)	700	556,517
1.75%, 04/23/28 (Call 02/23/28)	600	521,832
2.25%, 04/23/31 (Call 01/23/31)(a)	900	753,858
4.63%, 07/22/32 (Call 04/22/32)(a)	400	404,552
		10,422,505
Tanzania — 0.2%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 03/02/23)(a)	600	563,738

Thailand — 2.3%
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31)	600	508,500
3.73%, 09/25/34 (Call 09/25/29)(a)(d)	800	704,000
4.05%, 03/19/24(a)	400	396,088
4.30%, 06/15/27 (Call 05/15/27)(a)	400	392,664
4.45%, 09/19/28(a)(b)	400	390,972
5.00%, (Call 09/23/25)	600	576,750
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(a)	200	166,975

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Thailand (continued)
4.30%, 03/18/51 (Call 09/18/50)(a)	$400	$302,075
4.40%, 03/30/32 (Call 09/30/31)(a)	800	733,150
Kasikornbank PCL/Hong Kong
3.34%, 10/02/31 (Call 10/02/26)(a)(d)	400	357,492
5.28%, (Call 10/14/25)(a)(c)(d)	400	386,000
Krung Thai Bank PCL/Cayman Islands, 4.40%, (Call 03/25/26)(a)(c)(d)	400	367,325
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(b)	400	270,500
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(a)	400	364,575
3.90%, 12/06/59(a)(b)	400	289,575
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(a)	200	194,037
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)	400	255,825
3.75%, 06/18/50(a)	400	265,644
5.38%, 11/20/48(a)	400	339,828
		7,261,975
Togo — 0.1%
Ecobank Transnational Inc., 9.50%, 04/18/24(a)	200	199,150

Turkey — 3.1%
Akbank TAS
5.13%, 03/31/25(a)	400	379,075
6.80%, 02/06/26(a)	300	286,744
6.80%, 06/22/31 (Call 06/22/26)(a)(d)	200	179,475
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(a)	400	310,500
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(a)	400	330,575
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(a)	400	342,200
DBS Group Holdings Ltd., 1.82%, 03/10/31 (Call 03/10/26)(a)(d)	200	179,400
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(a)	500	490,875
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 03/02/23)(a)	400	383,325
QNB Finansbank AS, 6.88%, 09/07/24(a)	400	404,075
Turk Telekomunikasyon AS
4.88%, 06/19/24(a)	200	188,000
6.88%, 02/28/25(a)	400	378,825
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	200	187,787
5.80%, 04/11/28 (Call 01/11/28)(a)	365	315,990
Turkiye Garanti Bankasi AS, 7.18%, 05/24/27(a)(d)	400	366,575
Turkiye Is Bankasi AS
6.13%, 04/25/24(a)	800	783,650
7.00%, 06/29/28 (Call 06/29/23)(a)(d)	400	384,700
7.75%, 01/22/30 (Call 01/22/25)(a)(d)	500	467,594
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(a)	400	380,575
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	400	387,200
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26(a)	500	465,406
8.13%, 03/28/24(a)	400	400,075
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(a)	400	353,575
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(a)	400	389,700
7.88%, 01/22/31 (Call 01/22/26)(a)(d)	400	376,075
Security	Par (000)	Value

Turkey (continued)
8.25%, 10/15/24(a)	$400	$401,950
13.88%, (Call 01/15/24)(a)(c)(d)	300	312,150
		9,826,071
Ukraine — 0.1%
Metinvest BV, 7.75%, 10/17/29(a)	400	196,950

United Arab Emirates — 4.8%
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27(a)	400	380,825
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(a)	400	357,200
3.40%, 04/29/51 (Call 10/29/50)(a)	200	157,475
3.88%, 05/06/24(a)	400	394,075
4.38%, 04/23/25(a)	200	198,600
4.38%, 06/22/26(a)	200	199,037
4.88%, 04/23/30(a)	200	206,912
6.50%, 10/27/36(a)	300	346,369
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31 (Call 02/06/31)(a)	300	255,150
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(c)(d)	200	200,975
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(a)	400	381,450
BOS Funding Ltd., 4.00%, 09/18/24(a)	200	190,663
CBQ Finance Ltd., 2.00%, 05/12/26(a)	400	364,575
China Everbright Bank Co. Ltd./Luxembourg, 0.83%, 09/14/24(a)	200	187,368
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(c)(d)	200	197,475
DIB Sukuk Ltd.
1.96%, 06/22/26(a)	400	363,325
2.95%, 02/20/25(a)	200	190,288
2.95%, 01/16/26(a)	600	567,078
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(c)(d)	200	201,500
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(c)(d)	400	385,575
EI Sukuk Co. Ltd., 1.83%, 09/23/25(a)	400	369,200
Emaar Sukuk Ltd.
3.64%, 09/15/26(a)	200	191,663
3.70%, 07/06/31(a)	200	184,600
3.88%, 09/17/29(a)	200	190,475
EMG Sukuk Ltd., 4.56%, 06/18/24(a)	200	197,412
Emirates NBD Bank PJSC
1.64%, 01/13/26(a)	400	365,575
4.25%, (Call 02/27/27)(a)(c)(d)	200	185,475
5.63%, 10/21/27	200	207,500
6.13%, (Call 03/20/25)(a)(c)(d)	400	399,825
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(a)	200	195,975
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)(g)	350	340,812
4.88%, 03/30/26 (Call 12/30/25)(a)(g)	350	327,862
Esic Sukuk Ltd., 3.94%, 07/30/24(a)	200	193,975
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(a)	200	181,913
2.50%, 01/21/25(a)	200	191,663
2.59%, 03/02/27	200	185,663
First Abu Dhabi Bank PJSC
4.50%, (Call 04/05/26)(a)(c)(d)	400	384,950
5.13%, 10/13/27(a)	200	204,250
5.71%, 07/08/24, (3 mo. LIBOR US + 0.900%)	200	199,412
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(a)	325	301,654
2.63%, 03/31/36(a)	600	488,550

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates (continued)
2.94%, 09/30/40(a)	$773	$632,594
3.25%, 09/30/40(a)	400	315,575
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 03/02/23)(a)	400	393,450
MAF Global Securities Ltd.
4.75%, 05/07/24(a)	200	197,412
7.88%, (Call 06/30/27)(a)(c)(d)	200	207,787
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	200	190,163
4.64%, 05/14/29(a)	200	198,787
National Central Cooling Co. PJSC, 2.50%, 10/21/27(a)	200	180,288
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)	200	130,500
Rakfunding Cayman Ltd., 4.13%, 04/09/24(a)	200	196,975
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	200	208,250
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/23)	340	320,450
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(a)	200	189,788
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	195	162,259
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(a)	200	202,662
		14,941,259
United Kingdom — 1.5%
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)	200	186,326
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)	200	188,850
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)	200	191,704
CK Hutchison International 19 Ltd., 3.38%, 09/06/49 (Call 03/06/49)	200	150,168
CK Hutchison International 20 Ltd.
2.50%, 05/08/30 (Call 02/08/30)(a)	200	172,250
3.38%, 05/08/50 (Call 11/08/49)	200	152,130
CK Hutchison International 21 Co.
1.50%, 04/15/26 (Call 03/15/26)(a)	200	180,770
2.50%, 04/15/31 (Call 01/15/31)(a)	200	170,290
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a)	200	195,382
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	205	248,796
Standard Chartered PLC
2.68%, 06/29/32 (Call 06/29/31)(a)(d)	200	162,910
4.30%, (Call 08/19/28)	400	339,360
4.31%, 05/21/30	400	374,308
4.64%, 04/01/31 (Call 04/01/30)(a)(d)	500	477,000
4.75%, (Call 01/14/31)(a)(c)(d)	200	169,680
6.00%, (Call 07/26/25)(a)(c)(d)	400	392,000
7.75%, (Call 08/15/27)(a)(c)(d)	400	407,000
7.77%, 11/16/28 (Call 11/16/27)	400	440,726
		4,599,650
United States — 2.1%
Anglo American Capital PLC
2.63%, 09/10/30 (Call 06/10/30)(a)	600	508,080
3.95%, 09/10/50 (Call 03/10/50)	200	159,439
4.75%, 03/16/52 (Call 09/16/51)	400	359,736
5.63%, 04/01/30 (Call 01/01/30)	400	409,638
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(a)	200	169,350
JBS USA LUX SA/JBS USA Food Co/JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(a)	200	177,890
3.00%, 02/02/29 (Call 12/02/28)(a)	200	171,642
3.00%, 05/15/32 (Call 02/15/32)(a)	100	79,415
3.63%, 01/15/32 (Call 01/15/27)(a)	200	166,822
3.75%, 12/01/31 (Call 12/01/26)(a)(b)	200	169,572
4.38%, 02/02/52 (Call 08/02/51)(a)	200	151,507
5.13%, 02/01/28 (Call 01/01/28)(a)	103	100,919
5.75%, 04/01/33 (Call 01/01/33)(a)	350	343,670
Security	Par (000)	Value

United States (continued)
6.50%, 12/01/52 (Call 06/01/52)	$250	$254,056
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	350	289,755
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)	1,000	799,000
3.68%, 01/21/30 (Call 10/21/29)(a)	600	517,125
3.83%, 02/08/51 (Call 08/08/50)(a)	800	520,800
4.03%, 08/03/50 (Call 02/03/50)(a)	600	401,625
4.99%, 01/19/52 (Call 07/19/51)(a)	700	533,680
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(a)(b)	400	388,400
		6,672,121
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(a)	500	444,625

Zambia — 0.9%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 02/10/23)(a)	600	594,375
6.88%, 03/01/26 (Call 02/10/23)(a)	650	624,821
6.88%, 10/15/27 (Call 10/15/23)(a)	1,000	964,475
7.50%, 04/01/25 (Call 02/10/23)(a)	800	788,040
		2,971,711

Total Corporate Bonds & Notes — 95.5%
(Cost: $331,962,817)		300,364,566

Foreign Government Obligations(h)

South Korea — 0.6%
Industrial Bank of Korea
0.63%, 09/17/24(a)	200	186,966
1.04%, 06/22/25(a)	200	182,154
Korea Electric Power Corp.
3.63%, 06/14/25(a)	200	193,580
5.38%, 04/06/26(a)	200	202,118
Korea Expressway Corp.
1.13%, 05/17/26(a)(b)	200	176,772
3.63%, 05/18/25(a)	200	193,975
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(a)	200	177,966
4.25%, 07/27/27(a)	400	390,325
		1,703,856
Supranational — 0.8%
Africa Finance Corp.
3.13%, 06/16/25(a)	400	372,000
3.75%, 10/30/29(a)	200	173,500
3.88%, 04/13/24(a)	400	387,000
4.38%, 04/17/26(a)	400	377,000
African Export-Import Bank (The)
3.80%, 05/17/31 (Call 02/17/31)(a)	400	340,000
3.99%, 09/21/29 (Call 06/23/29)(a)	600	529,500
4.13%, 06/20/24(a)	400	389,500
		2,568,500
Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(a)	400	354,700

Total Foreign Government Obligations — 1.5%
(Cost: $5,052,049)		4,627,056

Total Long-Term Investments — 97.0%
(Cost: $337,014,866)		304,991,622

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(i)(j)(k)	19,818	$19,829,514
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(i)(j)	2,407	2,407,000

Total Short-Term Securities — 7.1%
(Cost: $22,212,980)		22,236,514

Total Investments — 104.1%
(Cost: $359,227,846)		327,228,136

Liabilities in Excess of Other Assets — (4.1)%		(12,843,450)

Net Assets — 100.0%		$314,384,686

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	All or a portion of this security is on loan.

(c)	Perpetual security with no stated maturity date.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Zero-coupon bond.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Affiliate of the Fund.

(j)	Annualized 7-day yield as of period end.

(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,956,028	$1,856,258	(a)	$—		$2,571	$14,657	$19,829,514	19,818	$44,640	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,897,000	—		(1,490,000	)(a)	—	—	2,407,000	2,407	17,034		1
						$2,571	$14,657	$22,236,514		$61,674		$1

(a)	Represents net amount purchased (sold)

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$300,364,566	$—	$300,364,566
Foreign Government Obligations	—	4,627,056	—	4,627,056
Short-Term Securities
Money Market Funds	22,236,514	—	—	22,236,514
	$22,236,514	$304,991,622	$—	$327,228,136

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate